Investments	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Investments

Investments:

	December 31, 2018	December 31, 2017
Investment in Synergy Ballard JVCo (note 4)	$—	$676
Investment in Weichai Ballard JV (note 4)	13,989	—
Other	5	5
	$13,994	$681

Investment in Synergy Ballard JVCo	December 31, 2018	December 31, 2017
Beginning balance	$676	$1,185
Adjustment for actual cash contributed to JV	—	(34)
Elimination of 10% profit on MEAs not yet sold or consumed	(139)	(676)
Equity in earnings (loss)	(537)	201
	$—	$676
Of the $1,185,000 beginning balance at January 1, 2017, $972,000 was contributed to the investment in Synergy Ballard JVCo in 2016.

Investment in Weichai Ballard JV	December 31, 2018	December 31, 2017
Capital contribution to JV	$14,286	$—
Incorporation costs	320	—
Equity in loss	(617)	—
	$13,989	$—

Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest.
The following table summarizes the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2018, adjusted for foreign exchange differences and the Corporation's accounting policies and its own costs incurred to setup.

12.	Investments (cont'd):

2018
Percentage ownership interest	49%
Cash	$20,107
Prepaid expenses and other current assets	8,856
Trade and other payables	(1,123)
Net assets (100%)	$27,840
Corporation's share of net assets (49%)	13,642
Incorporation costs	320
Foreign exchange	27
Carrying amount of investment in Weichai Ballard JV	$13,989
Operating expenses	1,259
Net loss (100%)	$1,259
Corporation's share of net loss (49%)	$617
At December 31, 2018, as specified in the Equity Joint Venture Agreement, the Corporation is committed to capital contributions to Weichai Ballard JV as follows:

Less than 1 year	$20,839
1-3 years	34,198
4-5 years	9,084
Total capital contributions	$64,121

In February 2019, the Corporation made a committed capital contribution of $14,506,000 (RMB 98,000,000 equivalent) to Weichai Ballard JV.